Employment and Consulting Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Employment and Consulting Agreements [Abstract]
Employment and Consulting Agreements [Text Block]
8.	Employment and Consulting Agreements

The Group has entered into agreements to secure the services of three executives. These agreements provide for annual compensation and require a termination notice period by the Group of three months. The executives are all stockholders of the Group.

The total compensation paid to these executives plus a provision for leave was approximately $252,000 and $325,000 for the three months ended September 30, 2012 and 2011, respectively, $809,000 and $930,000 for the nine months ended September 30, 2012 and 2011, respectively, and approximately $4,815,000 for the period from inception to September 30, 2012. These amounts are included in general and administrative expenses.

During March 2012, the Group entered into additional agreements with unrelated third party consultants. These agreements can be terminated by either party with between two weeks and thirty days written notice or immediately if for cause. The amounts due to these consultants are approximately $11,500 per month. One of these consultants is to be paid an additional fee of $7,500 for the months of October to December, 2012.

8.	Employment and Consulting Agreements

The Group has entered into agreements to secure the services of three executives. These agreements provide for annual compensation and require a termination notice period by the Group of three months. The Executives are all stockholders of the Group.

The total compensation paid to these executives for the years ended December 31, 2011 and 2010 and for the period from inception to December 31, 2011 was approximately $1,325,000, $1,107,000 and $3,942,000, respectively. These amounts, together with an accrual for leave pay of $39,000 and $24,000, respectively, are included in consolidated general and administrative expenses.

During March 2012, the Group entered into additional agreements with unrelated third party consultants. These agreements can be terminated by either party with between two weeks and thirty days written notice or immediately if for cause. The amounts due to these consultants are approximately $11,500 per month.